16. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Cash and due from banks	$ 43,005	$ 55,530
Investment securities available-for-sale	197,441	168,896
Loans, net	1,183,371	1,008,515
Accrued interest receivable	4,368	3,795
Federal Home Loan Bank stock	8,400	8,061
Bank owned life insurance	34,190	28,274
Interest rate caps	2,985	3,910
Financial Liabilities:
Non-maturing deposits	953,248	663,066
Time deposits	219,007	319,781
Accrued interest payable	294	356
Repurchase agreements and federal funds purchased	20,174	30,580
FHLB Advances and other borrowings	150,000	169,800
Subordinated debentures	18,558	18,558
Estimated Fair Value
Financial Assets:
Cash and due from banks	43,005	55,530
Investment securities available-for-sale	197,441	168,896
Loans, net	1,184,621	1,013,415
Accrued interest receivable	4,368	3,795
Federal Home Loan Bank stock	8,400	8,061
Bank owned life insurance	34,190	28,274
Interest rate caps	2,985	3,910
Financial Liabilities:
Non-maturing deposits	953,248	663,066
Time deposits	219,038	320,246
Accrued interest payable	294	356
Repurchase agreements and federal funds purchased	20,174	30,580
FHLB Advances and other borrowings	149,997	169,800
Subordinated debentures	14,197	15,591
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and due from banks	43,005	55,530
Investment securities available-for-sale	1,951	1,810
Loans, net	0	0
Accrued interest receivable	4,368	3,795
Federal Home Loan Bank stock	0	0
Bank owned life insurance	0	0
Interest rate caps	0	0
Financial Liabilities:
Non-maturing deposits	0	0
Time deposits	0	0
Accrued interest payable	294	356
Repurchase agreements and federal funds purchased	0	0
FHLB Advances and other borrowings	0	0
Subordinated debentures	0	0
Significant Other Observable (Level 2)
Financial Assets:
Cash and due from banks	0	0
Investment securities available-for-sale	193,990	166,586
Loans, net	1,181,909	1,010,033
Accrued interest receivable	0	0
Federal Home Loan Bank stock	0	0
Bank owned life insurance	34,190	28,274
Interest rate caps	2,985	3,910
Financial Liabilities:
Non-maturing deposits	953,248	663,066
Time deposits	219,038	320,246
Accrued interest payable	0	0
Repurchase agreements and federal funds purchased	20,174	30,580
FHLB Advances and other borrowings	149,997	169,800
Subordinated debentures	14,197	15,591
Significant Unobservable (Level 3)
Financial Assets:
Cash and due from banks	0	0
Investment securities available-for-sale	1,500	500
Loans, net	2,712	3,382
Accrued interest receivable	0	0
Federal Home Loan Bank stock	8,400	8,061
Bank owned life insurance	0	0
Interest rate caps	0	0
Financial Liabilities:
Non-maturing deposits	0	0
Time deposits	0	0
Accrued interest payable	0	0
Repurchase agreements and federal funds purchased	0	0
FHLB Advances and other borrowings	0	0
Subordinated debentures	$ 0	$ 0